NON-CONTROLLING INTERESTS - Non-controlling Interests of others in Operating Subsidiaries and Properties (Details) - Subsidiaries with material non-controlling interests - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Corporate Holding Entities
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 6,451	$ 6,494
Brookfield Office Properties (“BPO”)
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,592	$ 3,070
Brookfield Office Properties (“BPO”) | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	1.00%
Brookfield Office Properties (“BPO”) | Top of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	100.00%
U.S. Logistics
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	77.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,411	$ 1,233
U.S. Retail
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,960	$ 1,287
Korea Mixed-use
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 825	$ 1,056
U.S. Manufactured Housing
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	76.00%	76.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 977	$ 1,161
U.S. Hospitality
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	77.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 781	$ 833
U.S. Life Science
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	87.00%	87.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 712	$ 592
Brazil Office
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	77.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 530	$ 545
U.K. Short Stay
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 381	$ 569
Other
Disclosure of subsidiaries [line items]
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 7,914	$ 8,492
Other | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	33.00%	33.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Proportion of economic interests held by non-controlling interests	99.00%	99.00%